SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES
9.	SUPPLEMENTAL CASH FLOW INFORMATION AND NON-CASH INVESTING AND FINANCING ACTIVITIES

	Year ended December 31, 2013		Year ended December 31, 2012
Cash paid during the year for:	$		$
Interest		12,883		500

During the year ended December 31, 2013, there were no non-cash transactions,

During the year ended December 31, 2012, the Company issued 300,000 shares with a fair value of $15,000 pursuant to the Mineral Property acquisition agreement on the Pires Gold Project for the 10% interest earned by Ansell Capital (Note 4).